STOCKHOLDERS' EQUITY (Details)					3 Months Ended	12 Months Ended
	Jun. 19, 2022 USD ($)	Jun. 01, 2022 shares	Mar. 24, 2021 USD ($) $ / shares shares	Jul. 24, 2020 USD ($) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 15, 2021 USD ($) shares	Oct. 29, 2021 USD ($)
Authorized common stock (in shares)		250,000,000				500,000,000	250,000,000
Common stock par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Common stock in treasury (in shares)						275,834	7,954
Reverse stock split		10
Stock repurchased authorized amount | $								$ 10,000,000
Stock repurchase authorized (in shares)								1,250,000
Repurchase and retirement stock (in shares)					2,541,245
Repurchase and retirement of common stock | $					$ 3,000,000.0	$ 3,267,000
Repurchase of common stock (in shares)					3,734,992	148,505
Repurchase of common stock | $						$ 300,000
Shares issued			15,853,658	23,000,000
Offering price per share | $ / shares			$ 2.05
Gross proceeds from the offering | $				$ 43,700,000
Net proceeds from issuance of common stock | $			$ 32,500,000
ETP Global Fund LP
Shares issued				1,200,000
Chairman And CEO
Shares issued				2,952,426
President
Shares issued				20,152
Open Market Sale Agreement
Shares issued						493,000
Maximum Sales Price from Issuance of Common Stock | $	$ 30,000,000
Net proceeds from issuance of common stock | $						$ 1,500,000
Remaining amount available under the sales agreement | $						$ 28,500,000
Stock Sale Agreement | H.C. Wainwright Co., LLC
Public Offering Price | $									$ 20,000,000
Oppenheimer & Co. Inc.
Additional shares of common stock purchase			15,853,658
Offering price per share | $ / shares			$ 2.05